Business Acquisitions (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2011 Entity	Dec. 31, 2010 Entity	May 31, 2011	Dec. 31, 2009
Business Acquisitions (Textual) [Abstract]
Number of manufacturing facilities in Brazil	4
Number of production facilities in Argentina	0	3
Percentage of interest on acquired company			51.00%
Total consideration for the acquisitions	$ 157,000,000	$ 120,000,000		$ 136,000,000
Consideration paid in cash	120,000,000	106,000,000		50,000,000
Consideration assumed as debt	37,000,000	14,000,000		86,000,000
Change in noncash working capital	(35,000,000)	(45,000,000)
Increases in fixed assets	95,000,000	69,000,000
Goodwill	29,000,000	68,000,000
Future tax assets	6,000,000	4,000,000
Other assets		40,000,000
Other long-term liabilities	28,000,000	5,000,000
Future tax liabilities		8,000,000
Minority interest	7,000,000	3,000,000
Company's pro forma consolidated sales	29,000,000,000	24,000,000,000
Losses on acquisition	$ 1,000,000,000	$ 1,000,000,000